UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.0%†
Consumer Services 0.0%†
[a,b]Station Casinos Inc., wts., 6/17/18	United States	136,789	$192,872
Materials 0.0%†
[a]Verso Corp.	United States	113,176	271,622
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	3,364	2,354,954
Total Common Stocks and Other Equity Interests (Cost $5,554,227)			2,819,448
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	134	130,650
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	7,283	5,097,834
Total Convertible Preferred Stocks (Cost $11,036,794)			5,228,484
		Principal Amount*
Corporate Bonds 94.8%
Automobiles & Components 0.9%
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	15,000,000	16,031,250
6.50%, 3/01/21	United States	25,200,000	27,216,000
[c]International Automotive Components Group SA, senior secured note, 144A, 9.125%,
6/01/18	United States	15,000,000	15,309,375
			58,556,625
Banks 4.4%
[d]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	60,000,000	64,875,000
CIT Group Inc., senior note,
5.25%, 3/15/18	United States	9,000,000	9,526,500
5.375%, 5/15/20	United States	21,550,000	23,220,125
5.00%, 8/15/22	United States	33,650,000	35,858,449
[d]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	47,600,000	48,611,500
[d]JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	40,000,000	40,975,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,400,000	10,283,000
junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	10,000,000	10,287,500
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	25,000,000	28,265,625
5.125%, 5/28/24	United Kingdom	13,900,000	14,725,313
			286,628,012
Capital Goods 2.7%
[c]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	25,000,000	26,046,875
7.75%, 2/01/20	Spain	12,200,000	12,062,750
[c]AECOM, senior note, 144A, 5.75%, 10/15/22	United States	4,000,000	4,200,000
[c,e] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	20,300,000	20,300,000
[c]CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	20,000,000	17,425,000
[c]DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	25,765,000	25,120,875
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	15,000,000	15,131,250
Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000	15,468,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	9,500,000	9,761,250
senior sub. note, 6.00%, 7/15/22	United States	9,400,000	9,564,500
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	22,675,000	22,164,813
			177,246,063
Commercial & Professional Services 1.4%
[c]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	36,600,000	36,760,125
[c]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	20,000,000	20,650,000
[b,f]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905

Quarterly Statement of Investments | See Notes to Financial Statements.

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
[c]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	10,700,000	10,927,375
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	20,000,000	21,289,800
			89,628,205
Consumer Durables & Apparel 3.0%
D.R. Horton Inc., senior note,
3.75%, 3/01/19	United States	24,300,000	24,634,125
4.00%, 2/15/20	United States	5,000,000	5,075,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	30,000,000	30,450,000
senior note, 4.75%, 5/15/19	United States	11,000,000	10,683,750
senior note, 7.00%, 12/15/21	United States	13,900,000	14,004,250
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	5,500,000	5,692,500
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	15,000,000	15,825,000
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	15,500,000	15,267,500
5.625%, 3/01/24	United States	25,000,000	24,562,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	20,000,000	21,850,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	28,900,000	26,226,750
			194,271,375
Consumer Services 4.3%
[c]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	40,300,000	42,113,500
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	25,875,000
[f]Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	United States	35,000,000	25,462,500
9.00%, 2/15/20	United States	16,400,000	12,177,000
[c]Cleopatra Finance Ltd.,
senior secured bond, 144A, 6.50%, 2/15/25	Italy	17,000,000	16,946,875
senior secured note, 144A, 6.25%, 2/15/22	Italy	36,600,000	36,737,250
[c,f]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	76,000
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	10,000,000	10,210,000
6.875%, 4/01/16	United States	10,000,000	10,500,000
6.75%, 10/01/20	United States	9,200,000	10,079,750
6.625%, 12/15/21	United States	12,950,000	14,115,500
7.75%, 3/15/22	United States	5,000,000	5,725,000
6.00%, 3/15/23	United States	15,000,000	15,675,000
Pinnacle Entertainment Inc., senior note, 6.375%, 8/01/21	United States	14,100,000	15,051,750
[c]Scientific Games International Inc.,
senior note, 144A, 10.00%, 12/01/22	United States	21,000,000	20,606,250
senior secured note, first lien, 144A, 7.00%, 1/01/22	United States	15,900,000	16,456,500
			277,807,875
Diversified Financials 3.9%
[c]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	20,100,000	21,858,750
Ally Financial Inc., senior note,
5.50%, 2/15/17	United States	10,000,000	10,507,100
7.50%, 9/15/20	United States	20,846,000	24,858,855
E*TRADE Financial Corp., senior note,
6.375%, 11/15/19	United States	20,000,000	21,508,000
5.375%, 11/15/22	United States	16,600,000	17,554,500
Navient Corp., senior note,
8.45%, 6/15/18	United States	30,000,000	34,350,000
5.50%, 1/15/19	United States	42,200,000	44,521,000
4.875%, 6/17/19	United States	4,000,000	4,190,000
5.00%, 10/26/20	United States	12,500,000	12,718,750
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	6,700,000	7,001,500
5.875%, 3/15/22	United States	15,000,000	16,125,000
[c]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	36,000,000	38,383,200
			253,576,655
Energy 22.5%
[c]Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	United States	25,000,000	11,187,500

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
[c]American Energy-Permian Basin LLC/AEPB Finance Corp., senior note, 144A,
7.125%, 11/01/20	United States	10,000,000	8,150,000
7.375%, 11/01/21	United States	16,600,000	13,570,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., senior note,
7.75%, 1/15/21	United States	26,100,000	19,966,500
[c] 144A, 9.25%, 8/15/21	United States	17,400,000	13,659,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	48,400,000	38,478,000
[c]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	25,000,000	22,359,375
senior note, 144A, 5.50%, 9/15/21	United States	16,900,000	15,505,750
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	15,000,000	15,675,000
7.50%, 9/15/20	United States	15,000,000	15,393,750
CGG SA, senior note,
7.75%, 5/15/17	France	2,281,000	2,155,545
6.50%, 6/01/21	France	29,000,000	23,852,500
6.875%, 1/15/22	France	20,800,000	16,653,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	15,000,000	12,300,000
8.25%, 9/01/21	United States	10,000,000	7,800,000
7.625%, 11/15/22	United States	6,700,000	5,008,250
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	10,000,000	8,200,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	40,500,000	37,994,063
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	35,000,000	38,237,500
4.875%, 4/15/22	United States	10,000,000	9,925,000
5.75%, 3/15/23	United States	12,700,000	13,319,125
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	38,100,000	36,004,500
[c]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	12,900,000	11,352,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	15,000,000	15,693,750
6.375%, 3/01/21	United States	3,400,000	3,434,000
5.875%, 4/15/22	United States	20,900,000	20,220,750
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	36,700,000	29,727,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	20,000,000	21,500,000
senior note, first lien, 7.50%, 10/15/20	United States	45,000,000	51,750,000
[g]Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	26,000,000	18,980,000
7.50%, 12/15/21	United States	8,200,000	4,428,000
[c] 144A, 6.875%, 3/15/24	United States	3,400,000	1,717,000
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	25,000,000	17,515,625
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	20,000,000	14,450,000
[g]Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	35,000,000	15,575,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	20,000,000	15,450,000
8.875%, 5/15/21	United States	20,000,000	15,300,000
9.25%, 2/15/22	United States	10,000,000	7,525,000
[c]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	25,000,000	28,108,400
senior secured note, 144A, 5.00%, 2/15/21	United States	4,700,000	5,068,771
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	10,000,000	10,475,000
5.50%, 1/15/21	United States	9,900,000	10,048,500
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	10,000,000	8,800,000
6.25%, 11/01/19	United States	25,000,000	21,312,500
8.625%, 4/15/20	United States	15,000,000	13,650,000
7.75%, 2/01/21	United States	12,000,000	10,530,000
6.50%, 9/15/21	United States	8,900,000	7,520,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	30,000,000	28,950,000
Memorial Production Partners LP/Memorial Production Finance Corp., senior note,
7.625%, 5/01/21	United States	37,500,000	36,093,750

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
[c] 144A, 6.875%, 8/01/22	United States	14,000,000	12,985,000
[c]Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	25,000,000	24,062,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	28,000,000	17,710,000
[c]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	18,100,000	17,647,500
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	20,000,000	19,700,000
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	25,000,000	15,281,250
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	15,100,000	9,928,250
senior secured note, first lien, 7.50%, 11/01/19	United States	35,000,000	22,925,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	25,000,000	26,625,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	6,900,000	7,279,500
6.00%, 11/15/18	United States	15,000,000	13,725,000
6.50%, 9/15/20	United States	12,500,000	10,640,625
6.25%, 11/15/21	United States	30,000,000	24,862,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	25,000,000	24,625,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	10,000,000	11,075,000
6.50%, 5/15/21	United States	10,000,000	10,800,000
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	25,000,000	24,812,500
5.25%, 5/01/23	United States	10,000,000	9,837,500
[f]Quicksilver Resources Inc.,
[c,h] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	25,000,000	16,562,500
senior note, 9.125%, 8/15/19	United States	3,000,000	330,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.00%, 10/01/22	United States	1,600,000	1,704,000
[c] 144A, 8.375%, 6/01/19	United States	40,000,000	42,400,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	40,000,000	41,150,000
first lien, 5.625%, 4/15/23	United States	13,300,000	13,665,750
[c] senior secured note, first lien, 144A, 5.625%, 3/01/25	United States	10,000,000	10,062,500
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	40,000,000	13,800,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	25,000,000	25,062,500
[c] 144A, 6.125%, 1/15/23	United States	20,000,000	18,450,000
[c]Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	16,500,000
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	43,200,000	41,256,000
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	United States	20,000,000	18,375,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	42,000,000	29,505,000
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	35,000,000	34,825,000
			1,458,740,779
Food, Beverage & Tobacco 3.3%
[c]Cott Beverages Inc., senior note, 144A, 6.75%, 1/01/20	United States	22,000,000	22,055,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	20,000,000	20,435,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	30,000,000	30,525,000
[c]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	17,110,687
senior note, 144A, 8.25%, 2/01/20	United States	32,400,000	34,506,000
senior note, 144A, 7.25%, 6/01/21	United States	14,900,000	15,747,736
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	22,000,000	22,990,000
[c] 144A, 6.75%, 12/01/21	United States	25,600,000	26,240,000
[c] 144A, 6.00%, 12/15/22	United States	5,400,000	5,339,250
[c]Smithfield Foods Inc., senior note, 144A,
5.25%, 8/01/18	United States	7,300,000	7,537,250
5.875%, 8/01/21	United States	8,450,000	8,909,469
			211,395,392
Health Care Equipment & Services 6.2%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	37,000,000	39,913,750
senior sub. note, 6.50%, 6/15/20	United States	15,000,000	15,600,000
AmSurg Corp., senior note, 5.625%, 7/15/22	United States	9,800,000	10,437,000

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
7.75%, 2/15/19	United States	20,000,000	20,915,000
6.00%, 10/15/21	United States	9,000,000	9,663,750
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	25,000,000	26,843,750
senior note, 7.125%, 7/15/20	United States	13,300,000	14,231,000
senior note, 6.875%, 2/01/22	United States	4,600,000	4,922,000
senior secured note, 5.125%, 8/01/21	United States	4,100,000	4,294,750
senior secured note, first lien, 5.125%, 8/15/18	United States	10,000,000	10,375,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	17,800,000	18,500,875
senior note, 5.75%, 8/15/22	United States	19,300,000	20,892,250
[c]Emergency Medical Services Corp., senior note, 144A, 5.125%, 7/01/22	United States	12,700,000	13,255,625
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	15,000,000	15,975,000
HCA Inc.,
senior note, 5.875%, 5/01/23	United States	50,000,000	54,875,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	30,000,000	33,795,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	12,100,000
senior secured note, first lien, 5.00%, 3/15/24	United States	22,900,000	24,789,250
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	7,311,375
senior note, 8.125%, 4/01/22	United States	25,000,000	28,375,000
[c] senior note, 144A, 5.00%, 3/01/19	United States	10,700,000	10,780,250
[c] senior note, 144A, 5.50%, 3/01/19	United States	6,300,000	6,429,938
			404,275,563
Materials 9.9%
ArcelorMittal, senior note, 6.25%, 3/01/21	Luxembourg	46,800,000	51,040,080
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	4,120,500
senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,688,419
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	6,833,750
[h] senior secured note, 144A, FRN, 3.241%, 12/15/19	Luxembourg	22,800,000	22,486,500
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	31,000,000	30,186,250
[c]Cemex Finance LLC, senior secured note,
144A, 9.375%, 10/12/22	Mexico	7,100,000	8,111,750
first lien, 144A, 6.00%, 4/01/24	Mexico	15,800,000	15,849,375
[c]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	29,381,250
secured note, 144A, 5.875%, 3/25/19	Mexico	2,200,000	2,278,375
[e] senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	10,000,000	9,998,000
senior secured note, 144A, 9.00%, 1/11/18	Mexico	6,200,000	6,513,875
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	50,000,000	49,443,750
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	30,000,000	28,050,000
7.00%, 2/15/21	Canada	39,882,000	37,289,670
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	5,000,000	5,062,500
6.875%, 2/01/18	Australia	11,111,111	11,187,500
8.25%, 11/01/19	Australia	40,000,000	37,950,000
6.875%, 4/01/22	Australia	5,000,000	4,200,000
[c]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	5,000,000	5,337,500
7.50%, 5/01/20	Switzerland	8,600,000	9,164,375
[c]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	22,100,000	22,624,875
5.875%, 2/15/19	Switzerland	20,000,000	20,250,000
LSB Industries Inc., senior secured note, first lien, 7.75%, 8/01/19	United States	17,500,000	18,243,750
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	21,800,000
[c]Owens-Brockway Glass Container Inc.,
senior bond, 144A, 5.375%, 1/15/25	United States	14,700,000	15,398,250
senior note, 144A, 5.00%, 1/15/22	United States	10,000,000	10,412,500
[c]PSPC Escrow Corp., senior note, 144A, 6.50%, 2/01/22	United States	12,700,000	13,446,125
[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	19,700,000	19,133,625
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	23,600,000	24,573,500

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
senior note, 8.50%, 5/15/18	United States	10,000,000	10,362,500
senior note, 9.00%, 4/15/19	United States	2,300,000	2,420,750
senior note, 9.875%, 8/15/19	United States	7,500,000	8,071,875
senior note, 8.25%, 2/15/21	United States	20,000,000	21,150,000
senior secured note, 7.875%, 8/15/19	United States	5,000,000	5,317,500
[c]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	15,000,000	15,637,500
senior note, 144A, 5.125%, 10/01/21	United States	15,000,000	15,375,000
[c]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	12,750,000	13,865,625
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	5,406,000	5,351,940
			640,608,734
Media 9.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	25,000,000	25,656,250
senior bond, 5.125%, 2/15/23	United States	15,000,000	15,168,750
senior note, 6.50%, 4/30/21	United States	10,000,000	10,562,500
CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	11,200,000	11,620,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,683,750
senior note, 6.50%, 11/15/22	United States	6,500,000	6,890,000
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,739,100
senior sub. note, 7.625%, 3/15/20	United States	20,000,000	21,250,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	5,000,000	5,668,750
senior note, 6.75%, 11/15/21	United States	25,000,000	28,343,750
[c] senior note, 144A, 5.25%, 6/01/24	United States	25,000,000	25,593,750
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,821,880
senior note, 7.125%, 2/01/16	United States	5,000,000	5,231,250
senior note, 6.75%, 6/01/21	United States	5,000,000	5,343,750
senior note, 5.875%, 7/15/22	United States	30,000,000	30,375,000
senior note, 5.875%, 11/15/24	United States	20,000,000	19,950,000
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	10,000,000	10,900,000
senior note, 5.125%, 10/15/19	United States	19,400,000	20,418,500
senior note, 5.125%, 7/15/20	United States	17,800,000	18,623,250
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	40,000,000	38,750,000
senior secured note, first lien, 9.00%, 9/15/22	United States	18,300,000	17,773,875
[c]Live Nation Entertainment Inc., senior note, 144A,
7.00%, 9/01/20	United States	7,100,000	7,650,250
5.375%, 6/15/22	United States	8,600,000	8,772,000
[c]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	26,700,000	27,300,750
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	20,000,000	19,200,000
[c]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	34,200,000	36,423,000
[c]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	25,000,000	26,578,125
[c]Univision Communications Inc.,
senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	21,544,000	23,482,960
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	5,200,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	17,700,000	17,965,500
[c]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	30,000,000	31,462,500
[c]UPCB Finance VI Ltd., senior secured note, first lien, 144A, 6.875%, 1/15/22	Netherlands	4,700,000	5,111,250
[c]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	14,800,000	15,614,000
[c]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,500,000	1,627,500
[c]Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	25,000,000	26,625,000
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	13,400,000	14,271,000
[c]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	15,000,000	15,757,500
			611,405,440
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
[c]Endo Finance LLC/Endo Ltd./Endo Finco Inc., senior bond, 144A, 6.00%, 2/01/25	United States	20,900,000	22,232,375
[c]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	16,300,000	16,748,250
[c]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	2,375,000	2,481,875
[c,i]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	30,000,000	30,783,750

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
[c]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	9,200,000	9,947,500
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	26,000,000	27,690,000
[c]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	15,400,000	16,766,750
5.625%, 12/01/21	United States	15,000,000	15,300,000
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,600,000	44,996,250
			186,946,750
Real Estate 0.2%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	15,400,000	16,324,000
Retailing 1.3%
[c,e] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	13,176,250
[c]Family Tree Escrow LLC, senior note, 144A,
5.25%, 3/01/20	United States	2,800,000	2,932,650
5.75%, 3/01/23	United States	12,500,000	13,218,750
[c]Netflix Inc.,
senior bond, 144A, 5.875%, 2/15/25	United States	15,600,000	16,302,000
senior note, 144A, 5.50%, 2/15/22	United States	24,600,000	25,505,280
[c]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	15,400,000	16,198,875
			87,333,805
Software & Services 2.8%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	45,000,000	42,243,750
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	37,000,000	38,873,125
senior note, 4.875%, 4/01/20	United States	10,000,000	10,450,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	15,000,000	17,970,000
senior note, 11.25%, 1/15/21	United States	9,676,000	11,079,020
[c] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	37,000,000	39,867,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	19,075,000	20,696,375
			181,179,770
Technology Hardware & Equipment 1.6%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	30,000,000	32,250,000
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	30,000,000	29,100,000
[c,i]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	8,000,000	8,120,000
[c]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	7,122,500
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	15,262,500
Lucent Technologies Inc., senior bond, 6.45%, 3/15/29	France	15,000,000	15,093,750
			106,948,750
Telecommunication Services 9.1%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	7,138,687
senior note, 5.80%, 3/15/22	United States	30,000,000	32,025,000
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	25,000,000	25,296,875
[c]Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	24,400,000	24,278,000
[e] 6.75%, 3/01/23	Bermuda	8,100,000	8,185,617
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	10,000,000	10,750,000
senior note, 8.75%, 4/15/22	United States	5,000,000	5,709,375
senior note, 7.125%, 1/15/23	United States	10,000,000	10,487,500
senior note, 7.875%, 1/15/27	United States	23,000,000	23,747,500
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	20,000,000	19,600,000
senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	14,156,250
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000	15,637,500
senior note, 7.50%, 4/01/21	Luxembourg	30,000,000	31,537,500
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	30,000,000	32,118,750
[b,f]RSL Communications PLC,
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000	—
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	—
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	4,700,000	4,876,250

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
senior bond, 7.125%, 6/15/24	United States	10,900,000	10,900,000
senior note, 7.625%, 2/15/25	United States	27,000,000	27,405,000
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	35,000,000	38,631,250
6.00%, 11/15/22	United States	7,500,000	7,293,750
[c] 144A, 9.00%, 11/15/18	United States	55,000,000	64,075,000
[c] 144A, 7.00%, 3/01/20	United States	9,800,000	10,905,538
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	7,400,000	7,788,500
senior bond, 6.375%, 3/01/25	United States	22,400,000	23,464,000
senior note, 6.542%, 4/28/20	United States	11,700,000	12,445,875
senior note, 6.633%, 4/28/21	United States	9,000,000	9,607,500
senior note, 6.125%, 1/15/22	United States	4,200,000	4,436,250
senior note, 6.731%, 4/28/22	United States	9,000,000	9,641,250
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	65,000,000	67,640,625
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	15,178,125
[c]Ymobile Corp., senior note, 144A, 8.25%, 4/01/18	Japan	15,000,000	15,689,550
			590,647,017
Transportation 2.1%
[c]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	17,400,000	17,987,250
senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	9,114,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	26,800,000	27,805,000
5.875%, 10/15/20	United States	10,000,000	10,375,000
6.25%, 10/15/22	United States	10,000,000	10,450,000
Marquette Transportation Co. Inc./Finance Corp., senior secured note, 10.875%,
1/15/17	United States	20,000,000	20,700,000
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	18,800,000	18,753,000
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	20,000,000	19,205,000
			134,389,250
Utilities 2.9%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,400,000	15,765,750
senior note, 5.375%, 1/15/23	United States	18,300,000	18,666,000
[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	14,100,000	15,369,000
[c] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	3,600,000	3,943,800
[c]Dynegy Finance I Inc./Dynegy Finance II Inc., senior secured bond, first lien, 144A,
7.625%, 11/01/24	United States	10,200,000	10,837,500
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	45,000,000	43,425,000
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	20,000,000	19,600,000
[c]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	22,900,000	24,274,000
[c,f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	50,000,000	34,125,000
			186,006,050
Total Corporate Bonds (Cost $6,288,753,095)			6,153,916,110
Senior Floating Rate Interests (Cost $41,329,292) 0.6%
Household & Personal Products 0.6%
[h]Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	41,649,071	40,711,967
		Shares
Litigation Trusts (Cost $—) 0.0%
[a,b]NewPage Corp., Litigation Trust	United States	30,000,000	—
Total Investments before Short Term Investments (Cost $6,346,673,408)			6,202,676,009
Short Term Investments (Cost $235,078,106) 3.7%
Money Market Funds 3.7%
[a,j]Institutional Fiduciary Trust Money Market Portfolio	United States	235,078,106	235,078,106

Franklin High Income Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Total Investments (Cost $6,581,751,514) 99.2%	6,437,754,115
Other Assets, less Liabilities 0.8%	53,961,785
Net Assets 100.0%	$6,491,715,900

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2015, the aggregate value of these securities was $193,777, representing less than 0.01% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 28, 2015, the aggregate value of these securities was $2,746,411,748, representing 42.31% of net assets.
d Perpetual security with no stated maturity date.
e Security purchased on a when-issued basis.
f Defaulted security or security for which income has been deemed uncollectible.
g At February 28, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
h The coupon rate shown represents the rate at period end.
i Income may be received in additional securities and/or cash.
j Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin High Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. The Fund did not hold any forward exchange contracts at period end.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. The Fund did not hold any credit default swap contracts at period end.

4. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,596,512,371

Unrealized appreciation	$209,950,680
Unrealized depreciation	(368,708,936)
Net unrealized appreciation (depreciation)	$(158,758,256)

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$-	$192,872		$192,872
Materials	271,622	-	-		271,622
Transportation	-	-	7,583,438		7,583,438
Corporate Bonds	-	6,153,839,205	76,905	b	6,153,916,110
Senior Floating Rate Interests	-	40,711,967	-		40,711,967
Litigation Trusts	-	-	-	b	-
Short Term Investments	235,078,106	-	-		235,078,106
Total Investments in Securities	$235,349,728	$6,194,551,172	$7,853,215		$6,437,754,115

aIncludes common and convertible preferred stocks as w ell as other equity investments.
bIncludes securities determined to have no value at February 28, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015